Finance Income and Costs (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Finance Income Expense [Abstract]
Schedule of Finance Income and Costs

	For the year ended March 31
Particulars	2022	2023	2024
Interest income on term deposits measured at amortised cost	6,618	9,703	23,594
Change in fair value of financial asset measured at FVTPL	4	—	57
Other interest income	3,362	1,271	714
Finance income	9,984	10,974	24,365

Interest expense on financial liabilities measured at amortised cost	13,744	15,067	15,966
Change in carrying value of financial liabilities measured at amortised cost	—	—	(30,578)
Change in fair value of financial liability measured at FVTPL	1,181	673	215
Change in fair value of financial asset measured at FVTPL	—	2,820	—
Net foreign exchange loss	8,218	25,636	7,600
Impairment loss on trade and other receivables	904	349	837
Interest expense on lease liabilities	1,569	1,554	1,783
Finance and other charges	710	633	870
Finance costs	26,326	46,732	(3,307)

Net finance income (costs) recognized in profit or loss	(16,342)	(35,758)	27,672